Restatement of Prior Period Financial Statements	6 Months Ended
Jun. 30, 2025
Restatement of Prior Period Financial Statements [Abstract]
Restatement of Prior Period Financial Statements

Note 4 - Restatement of Prior Period Financial Statements

For the six months ended June 30, 2025, the Company determined it had not appropriately reflected the fair value of the SAFE agreements as of June 30, 2024. This resulted in an understatement of liabilities and accumulated deficit as of June 30, 2024, and an understatement of change in fair value of SAFE agreements for the six months ended June 30, 2024.

Based on an analysis of FASB ASC, ASC 250-Accounting Changes and Error Corrections, Staff Accounting Bulletin 99, Materiality, and Staff Accounting Bulletin 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company determined these errors were material to the previously issued interim financial statements and as such a restatement was necessary.

The effect of the adjustment within the Company’s statement of operations for the six months ended June 30, 2024 is as follows:

	Six months ended June 30, 2024
	As previously reported	Adjustment	As restated
Change in fair value of SAFE agreements	$424,721	$13,037,989	$13,462,710
Net loss	$3,154,011	$13,037,989	$16,192,000
Net loss per share, basic and diluted	$0.03	$1.32	$1.35

The effect of the adjustment within the Company’s statement of shareholders’ deficit for the six months ended June 30, 2024 is as follows:

	Six months ended June 30, 2024
	As previously reported	Adjustment	As restated
Net loss	$3,154,011	$13,037,989	$16,192,000
Accumulated deficit	$6,349,844	$13,037,989	$19,387,833
Total shareholders’ deficit	$5,935,041	$13,037,989	$18,973,030

The effect of the adjustment within the Company’s statement of cash flow for the six months ended June 30, 2024 is as follows:

	Six-months ended June 30, 2024
	As previously reported	Adjustment	As restated
Net loss	$3,154,011	$13,037,989	$16,192,000
Change in fair value of SAFE agreements	$424,721	$13,037,989	$13,462,710

The Company also restated cost of goods sold for the three months ended March 31, 2025 to general and administrative expenses, research and development expenses, and sales and marketing expenses based on the nature of the underlying costs. These restatement had no impact on total operating expenses, net loss, or shareholders’ equity (deficit) for any period presented. The effect of the adjustment within the Company’s statement of operations for the three months ended March 31, 2025 is as follows:

	Three-months ended March 31, 2025
	As previously reported	Adjustment	As restated
Revenue	$352,498	-	$352,498
Cost of good sold	327,238	(310,160)	17,078
Gross profit	25,260	310,160	335,420
General and administrative expenses	748,513	(130,782)	$617,731
Research and development expenses	484,482	(90,618)	393,864
Sales and marketing	528,526	154,223	682,749
Acquisition and integration	-	377,337	377,337
Total operating expenses	1,761,521	310,160	2,071,681
Loss from operations	$(1,736,261)	-	$(1,736,261)